BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.4%
Communication Services — 6.7%
Alphabet, Inc. - Class A (a)	49,887	$6,611,525
Cars.com, Inc. (a)	178,265	3,319,294
Deutsche Telekom AG	163,844	3,927,037
Informa PLC	345,973	3,253,312
Interpublic Group of Cos., Inc.	83,870	2,578,164
Live Nation Entertainment, Inc. (a)	35,670	3,004,127
Match Group, Inc. (a)	52,757	1,708,272
Nexstar Media Group, Inc. - Class A	27,804	3,946,222
Take-Two Interactive Software, Inc. (a)	31,774	5,026,647
TEGNA, Inc.	195,356	2,994,807
T-Mobile US, Inc.	31,650	4,761,743
Vivid Seats, Inc. - Class A (a)	177,911	1,471,324
Warner Bros Discovery, Inc. (a)	234,923	2,454,945
		45,057,419
Consumer Discretionary — 9.1%
AutoZone, Inc. (a)(b)	1,111	2,899,632
Booking Holdings, Inc. (a)	1,933	6,041,977
Boyd Gaming Corp.	55,338	3,267,709
Capri Holdings Ltd. (a)	32,801	1,588,880
eBay, Inc.	51,978	2,131,618
Entain PLC	119,235	1,210,077
Flutter Entertainment PLC (a)	23,436	3,671,755
Frontdoor, Inc. (a)	118,521	4,068,826
Genting Singapore Ltd.	3,626,200	2,480,183
Lennar Corp. - Class A	10,963	1,402,387
LKQ Corp.	31,565	1,405,589
MGM Resorts International	99,557	3,926,528
Mohawk Industries, Inc. (a)	28,271	2,496,612
Ralph Lauren Corp. (b)	10,876	1,407,137
Restaurant Brands International, Inc. (b)	59,846	4,253,855
Ross Stores, Inc. (b)	41,628	5,427,459
Tempur Sealy International, Inc.	88,834	3,581,787
TJX Cos., Inc.	45,839	4,038,874
Wyndham Hotels & Resorts, Inc.	49,379	3,818,972
Wynn Macau Ltd. (a)	4,021,300	2,884,497
		62,004,354
Consumer Staples — 5.2%
Albertsons Cos., Inc. - Class A	151,885	3,306,536
Coca-Cola Europacific Partners PLC	39,652	2,404,497
Constellation Brands, Inc., Class A	7,221	1,736,578
Dollar General Corp.	13,101	1,717,803
Hershey Co.	26,443	4,969,169
Keurig Dr Pepper, Inc.	124,412	3,927,687
Kroger Co. (b)	21,549	953,974
Nomad Foods Ltd. (a)	137,440	2,219,656
Philip Morris International, Inc.	53,438	4,988,972
US Foods Holding Corp. (a)	105,586	4,627,834
Walmart, Inc.	23,131	3,601,265
		34,453,971
Energy — 9.3%
BP PLC, ADR	147,814	5,364,171
Canadian Natural Resources Ltd.	48,816	3,260,909
Cenovus Energy, Inc.	194,978	3,462,809
EQT Corp.	30,525	1,219,779
Equinor ASA, ADR	108,130	3,446,103
Halliburton Co.	43,930	1,626,728
Kosmos Energy Ltd. (a)	232,602	1,579,368
Marathon Petroleum Corp.	41,548	6,198,545
MEG Energy Corp. (a)	112,159	2,120,933
Noble Corp. PLC	92,323	4,259,783
Phillips 66	42,340	5,457,203
Range Resources Corp.	111,422	3,621,215
Schlumberger Ltd.	69,085	3,595,183
Shell PLC, ADR	61,575	4,051,635
Technip Energies NV	164,269	3,831,694
Thungela Resources Ltd.	185,302	1,419,014
Tidewater, Inc. (a)	45,703	2,745,836
Vermilion Energy, Inc.	195,564	2,469,973
Weatherford International PLC (a)	36,818	3,339,024
		63,069,905
Financials — 18.6%
American Express Co.	16,457	2,810,362
Ameriprise Financial, Inc.	22,059	7,798,077
Aon PLC - Class A	12,185	4,002,651
Arthur J Gallagher & Co.	12,496	3,111,504
Bank of America Corp.	274,552	8,371,090
Bankinter SA	154,491	1,086,971
Berkshire Hathaway, Inc. - Class B (a)	8,291	2,984,760
Charles Schwab Corp.	26,508	1,625,471
Chubb Ltd.	16,915	3,880,808
Commerzbank AG	89,588	1,096,695
DBS Group Holdings Ltd.	51,200	1,216,240
Discover Financial Services	40,644	3,779,892
East West Bancorp, Inc.	56,121	3,531,133
Evercore, Inc. - Class A	13,291	1,961,087
Everest Group Ltd.	8,457	3,472,021
Fifth Third Bancorp	91,818	2,658,131
Fiserv, Inc. (a)	12,555	1,639,809
FleetCor Technologies, Inc. (a)	10,492	2,523,326
Global Payments, Inc.	18,773	2,185,928
Goldman Sachs Group, Inc.	4,115	1,405,437
Hana Financial Group, Inc.	48,295	1,553,967
Huntington Bancshares, Inc.	395,707	4,455,661
ING Groep NV	220,159	3,092,996
JPMorgan Chase & Co.	70,391	10,986,626
Mandatum Oyj (a)	38,318	163,958
Markel Group, Inc. (a)	1,313	1,889,525
Morgan Stanley	43,306	3,435,898
NatWest Group PLC	542,588	1,427,448
Nordea Bank Abp	303,469	3,392,605
Progressive Corp. (b)	23,066	3,783,516
Renaissance Holdings Ltd. (b)	20,999	4,501,346
Ryan Specialty Holdings, Inc. (a)	40,233	1,845,488
Sampo Oyj	38,318	1,675,760
SLM Corp.	81,575	1,226,072
Synchrony Financial	17,489	565,944
Travelers Cos., Inc.	11,300	2,041,006
UBS Group AG	67,776	1,914,672
United Overseas Bank Ltd.	120,500	2,459,318
W R Berkley Corp.	30,617	2,221,263
Wells Fargo & Co.	233,046	10,391,521
White Mountains Insurance Group Ltd.	1,180	1,807,666
		125,973,649
Health Care — 11.9%
Abbott Laboratories	58,087	6,057,893
AbbVie, Inc.	44,666	6,359,992
Amgen, Inc.	20,305	5,475,040
AMN Healthcare Services, Inc. (a)	33,883	2,297,267
AstraZeneca PLC	11,720	1,508,440
Avantor, Inc. (a)	132,203	2,800,060
Boston Scientific Corp. (a)	32,034	1,790,380
Bristol-Myers Squibb Co.	98,571	4,867,436
Cencora, Inc.	9,591	1,950,522
Centene Corp. (a)	30,106	2,218,210
Cigna Group, (The)	12,380	3,254,454
CVS Health Corp.	23,821	1,618,637
Elevance Health, Inc.	8,352	4,004,700
Envista Holdings Corp. (a)	44,419	1,007,867
Fortrea Holdings, Inc. (a)	69,916	2,058,327
HCA Healthcare, Inc.	5,902	1,478,333
Henry Schein, Inc. (a)	13,056	871,227
Humana, Inc.	5,951	2,885,402
ICON PLC (a)	4,359	1,163,591
IQVIA Holdings, Inc. (a)	4,474	957,883
Johnson & Johnson	24,110	3,728,853
McKesson Corp.	2,821	1,327,450
Medtronic PLC	3,696	292,982
Merck & Co., Inc.	3,139	321,685
Molina Healthcare, Inc. (a)	2,334	853,217
Novo Nordisk AS	8,079	825,388
Pfizer, Inc.	11,788	359,180
R1 RCM, Inc. (a)	83,084	879,029
Sanofi SA	31,347	2,923,562
Stryker Corp.	3,104	919,808
Thermo Fisher Scientific, Inc.	1,537	761,983
UCB SA	8,256	610,609
UnitedHealth Group, Inc.	17,248	9,537,626
Zimmer Biomet Holdings, Inc.	21,445	2,494,268
		80,461,301
Industrials — 17.9%
Acuity Brands, Inc.	9,236	1,655,645
Advanced Drainage Systems, Inc.	23,145	2,803,091
Airbus Group SE	25,069	3,725,557
Allegion PLC	29,027	3,079,473
Allison Transmission Holdings, Inc.	50,261	2,687,958
AMETEK, Inc.	24,186	3,754,393
ANDRITZ AG	34,873	1,892,017
Atkore, Inc. (a)	14,919	1,937,978
Beacon Roofing Supply, Inc. (a)	36,486	2,932,015
Boeing Co. (a)	14,719	3,409,362
Brink's Co.	35,704	2,817,046
Builders FirstSource, Inc. (a)	12,992	1,742,357
BWX Technologies, Inc.	35,065	2,736,122
Carlisle Cos., Inc.	4,727	1,325,498
Clean Harbors, Inc. (a)	19,927	3,221,399
Concentrix Corp.	25,248	2,373,060
Curtiss-Wright Corp.	14,156	3,027,968
Daimler Truck Holding AG	69,072	2,243,167
Dover Corp.	20,505	2,894,486
Eaton Corp. PLC	11,500	2,618,435
Eiffage SA	19,072	1,933,522
Ferguson PLC	14,832	2,541,315
Fortive Corp.	31,113	2,146,175
FTI Consulting, Inc. (a)	14,177	3,125,461
General Dynamics Corp.	13,464	3,325,204
Hexcel Corp.	22,449	1,555,940
Howmet Aerospace, Inc.	96,327	5,066,799
Huron Consulting Group, Inc. (a)	13,999	1,458,276
Jacobs Solutions, Inc.	25,916	3,295,997
Leidos Holdings, Inc.	27,139	2,912,557
Masco Corp.	43,556	2,637,316
nVent Electric PLC	54,634	2,909,261
Otis Worldwide Corp.	44,978	3,858,663
Parker-Hannifin Corp.	4,035	1,747,881
RTX Corp.	42,783	3,485,959
Ryanair Holdings PLC, ADR (a)	10,637	1,257,506
Science Applications International Corp.	40,430	4,746,886
Sensata Technologies Holding PLC	24,588	799,356
Siemens AG	16,259	2,731,215
SS&C Technologies Holdings, Inc.	56,463	3,176,608
Textron, Inc.	57,824	4,432,788
TriNet Group, Inc. (a)	18,469	2,141,111
Valmont Industries, Inc.	7,108	1,560,704
WESCO International, Inc.	16,800	2,618,280
Westinghouse Air Brake Technologies Corp.	25,070	2,922,159
		121,263,966
Information Technology — 11.4%
Adeia, Inc.	251,178	2,308,326
Advanced Micro Devices, Inc. (a)	22,959	2,781,712
Applied Materials, Inc.	18,562	2,780,216
Arrow Electronics, Inc. (a)	12,596	1,493,382
Broadcom, Inc.	6,440	5,961,702
Capgemini SE	18,689	3,830,468
CDW Corp.	13,750	2,899,600
Celestica, Inc. (a)	105,109	2,833,739
Check Point Software Technologies Ltd. (a)	33,167	4,842,382
Cisco Systems, Inc.	104,168	5,039,648
Cognizant Technology Solutions Corp. - Class A	37,555	2,643,121
Dell Technologies, Inc. - Class C	68,627	5,206,730
Flex Ltd. (a)	216,606	5,512,622
Gen Digital, Inc.	123,919	2,736,132
Jabil, Inc.	19,896	2,294,407
Lam Research Corp.	4,344	3,109,956
Microchip Technology, Inc.	48,445	4,042,251
Micron Technology, Inc.	30,816	2,345,714
NetApp, Inc.	11,952	1,092,293
Nice Ltd., ADR (a)	11,308	2,145,693
NXP Semiconductors NV	10,714	2,186,513
Oracle Corp.	18,244	2,120,135
QUALCOMM, Inc.	15,379	1,984,660
Samsung Electronics Co. Ltd.	28,900	1,629,606
Teradyne, Inc.	15,263	1,407,706
Zebra Technologies Corp. - Class A (a)	6,818	1,615,730
		76,844,444
Materials — 2.4%
Avery Dennison Corp.	5,964	1,159,998
Cemex SAB de CV, ADR (a)	597,392	4,127,978
CRH PLC	48,314	3,031,704
DuPont de Nemours, Inc.	22,743	1,627,034
FMC Corp.	53,696	2,881,328
Teck Resources Ltd. - Class B	83,806	3,155,296
		15,983,338
Real Estate — 2.0%
Americold Realty Trust, Inc.	63,735	1,799,239
Equity LifeStyle Properties, Inc.	11,047	785,442
Essex Property Trust, Inc.	11,918	2,544,016
Host Hotels & Resorts, Inc.	46,288	808,651
Lamar Advertising Co. - Class A	41,538	4,207,385
Regency Centers Corp.	29,329	1,841,275
VICI Properties, Inc.	71,088	2,124,820
		14,110,828
Utilities — 3.9%
AES Corp.	84,013	1,445,864
American Electric Power Co., Inc.	44,117	3,509,507
CenterPoint Energy, Inc.	113,712	3,214,638
FirstEnergy Corp.	84,532	3,122,612
NiSource, Inc.	146,852	3,765,286
OGE Energy Corp.	98,547	3,454,072
PPL Corp.	145,812	3,808,610
Southern Co.	49,096	3,484,834
		25,805,423
TOTAL COMMON STOCKS (COST $532,418,571)		665,028,598

CORPORATE BONDS — 0.1%	PRINCIPAL	VALUE
Andrada Mining Ltd., 12.00%, 7/20/2026	GBP700,000	773,251
TOTAL CORPORATE BONDS (COST $915,463)		773,251

	NUMBER OF SHARES
WARRANTS — 0.0%
Andrada Mining Ltd. (Expiration: July 17, 2025) (a)	1,400,000	8,325
TOTAL WARRANTS (COST $18,309)		8,325

SHORT-TERM INVESTMENTS — 0.0%
Money Market Deposit Accounts — 0.0%
U.S. Bank Money Market Deposit Account, 5.20% (c)	155	155
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $155)		155
Money Market Funds — 0.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.27% (c)	72,245	72,245
Federated Hermes U.S. Treasury Cash Reserves, 5.24% (c)	72,245	72,245
Fidelity Treasury Portfolio, 5.24% (c)	4,745	4,745
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 5.25% (c)	72,246	72,246
MSILF Treasury Securities Portfolio, 5.24% (c)	67,500	67,500
TOTAL MONEY MARKET FUNDS (COST $288,981)		288,981
TOTAL SHORT-TERM INVESTMENTS (COST $289,135)		289,136
TOTAL INVESTMENTS (COST $533,641,479) — 98.5%		$666,099,310

Percentages are stated as a percent of net assets of $672,990,519.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security segregated as collateral for options written.
(c)	The rate shown is as of November 30, 2023.
(d)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as valuation designee, under the oversight of The RBB Fund, Inc.’s Board of Directors.
As of November 30, 2023, these securities amounted to $781,576 or 0.1% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS - SECURITIES SOLD SHORT
NOVEMBER 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - (26.4)%
Communication Services - (2.0)%
Clear Channel Outdoor Holdings, Inc.	(1,037,250)	$(1,504,013)
Dentsu Group, Inc.	(64,200)	(1,729,339)
Fox Corp., Class A	(29,638)	(875,507)
Liberty Global Ltd. - Class C	(89,858)	(1,513,209)
Lions Gate Entertainment Corp. - Class A	(231,250)	(2,041,937)
Madison Square Garden Entertainment Corp.	(16,658)	(504,404)
Paramount Global - Class B	(108,990)	(1,566,186)
Proximus SADP	(75,297)	(722,649)
Roblox Corp. - Class A	(43,315)	(1,702,713)
Rumble, Inc.	(164,163)	(727,242)
Telia Co. AB	(178,652)	(423,809)
		(13,311,008)
Consumer Discretionary - (5.3)%
Accor SA	(39,506)	(1,373,598)
Acushnet Holdings Corp.	(25,907)	(1,463,746)
B&M European Value Retail SA	(131,788)	(956,288)
Cheesecake Factory, Inc.	(21,324)	(668,507)
Choice Hotels International, Inc.	(23,109)	(2,548,461)
Dick's Sporting Goods, Inc.	(12,507)	(1,627,161)
Five Below, Inc.	(7,209)	(1,358,608)
Golden Entertainment, Inc.	(17,946)	(639,595)
Hyatt Hotels Corp. - Class A	(12,567)	(1,442,189)
KB Home	(46,774)	(2,436,925)
Krispy Kreme, Inc.	(70,973)	(922,649)
LGI Homes, Inc.	(20,991)	(2,478,407)
Life Time Group Holdings, Inc.	(48,706)	(738,383)
Marriott Vacations Worldwide Corp.	(9,608)	(700,423)
NIKE, Inc. - Class B	(12,015)	(1,324,894)
Nokian Renkaat Oyj	(369,085)	(3,001,857)
Playa Hotels & Resorts NV	(151,390)	(1,142,995)
Portillo's, Inc. - Class A	(27,785)	(431,779)
QuantumScape Corp.	(438,770)	(2,781,802)
Rakuten Group, Inc.	(346,300)	(1,368,542)
Revolve Group, Inc.	(51,865)	(690,842)
RH	(1,731)	(467,318)
Sabre Corp.	(398,199)	(1,405,642)
SJM Holdings Ltd.	(4,396,000)	(1,305,541)
Soho House & Co., Inc.	(136,174)	(856,534)
Tractor Supply Co.	(6,354)	(1,289,926)
		(35,422,612)
Consumer Staples - (2.1)%
Coca-Cola Bottlers Japan Holdings, Inc.	(160,800)	(2,204,884)
Freshpet, Inc.	(34,515)	(2,448,839)
Hormel Foods Corp.	(58,643)	(1,793,889)
Kimberly-Clark Corp.	(20,477)	(2,533,619)
McCormick & Co., Inc.	(25,039)	(1,623,278)
Sprouts Farmers Market, Inc.	(21,395)	(921,697)
Treasury Wine Estates Ltd.	(159,830)	(1,130,338)
TreeHouse Foods, Inc.	(31,955)	(1,300,888)
		(13,957,432)
Energy - (0.2)%
Comstock Resources, Inc.	(73,556)	(725,998)
Matador Resources Co.	(14,396)	(833,240)
		(1,559,238)
Financials - (3.0)%
AJ Bell PLC	(367,130)	(1,184,664)
Aozora Bank Ltd.	(137,500)	(2,828,323)
Ashmore Group PLC	(810,087)	(1,812,216)
Avanza Bank Holding AB	(62,446)	(1,226,920)
Brown & Brown, Inc.	(11,029)	(824,307)
Cincinnati Financial Corp.	(12,694)	(1,304,816)
Erie Indemnity Co. - Class A	(2,957)	(874,207)
Hang Seng Bank Ltd.	(250,200)	(2,765,659)
Moelis & Co. - Class A	(25,421)	(1,206,226)
Selective Insurance Group, Inc.	(6,277)	(638,308)
T Rowe Price Group, Inc.	(28,843)	(2,888,050)
Texas Capital Bancshares, Inc.	(20,058)	(1,100,783)
Trupanion, Inc.	(9,544)	(245,472)
United Bankshares, Inc.	(41,338)	(1,368,701)
		(20,268,652)
Health Care - (2.1)%
Ambu AS - Class B	(24,850)	(338,158)
Ascendis Pharma AS	(7,592)	(762,465)
Cassava Sciences, Inc.	(14,675)	(305,680)
Celldex Therapeutics, Inc.	(19,363)	(584,956)
Corcept Therapeutics, Inc.	(39,792)	(1,013,502)
Doximity, Inc. - Class A	(24,828)	(577,251)
Guardant Health, Inc.	(23,593)	(593,836)
Idorsia Ltd.	(41,421)	(90,460)
Insulet Corp.	(7,101)	(1,342,728)
Intra-Cellular Therapies, Inc.	(14,836)	(910,485)
Karuna Therapeutics, Inc.	(3,416)	(653,173)
Madrigal Pharmaceuticals, Inc.	(4,334)	(881,102)
Moderna, Inc.	(3,327)	(258,508)
MoonLake Immunotherapeutics	(7,473)	(328,139)
Neogen Corp.	(42,068)	(713,894)
Oxford Nanopore Technologies PLC	(133,540)	(326,386)
Recursion Pharmaceuticals, Inc. - Class A	(121,327)	(831,090)
Revance Therapeutics, Inc.	(53,712)	(363,630)
Rhythm Pharmaceuticals, Inc.	(49,469)	(1,653,749)
Tandem Diabetes Care, Inc.	(30,433)	(615,964)
TG Therapeutics, Inc.	(42,162)	(540,095)
		(13,685,251)
Industrials - (5.0)%
American Woodmark Corp.	(11,723)	(848,745)
Atlas Arteria Ltd.	(369,950)	(1,415,882)
CH Robinson Worldwide, Inc.	(13,138)	(1,077,973)
Exponent, Inc.	(19,165)	(1,474,938)
Furukawa Electric Co. Ltd.	(146,800)	(2,362,379)
Generac Holdings, Inc.	(16,260)	(1,903,558)
Hayward Holdings, Inc.	(123,330)	(1,454,061)
Husqvarna AB - Class B	(388,225)	(2,964,422)
Kornit Digital Ltd.	(80,626)	(1,498,837)
Kratos Defense & Security Solutions, Inc.	(47,345)	(901,922)
Lyft, Inc. - Class A	(130,943)	(1,535,961)
Montrose Environmental Group, Inc.	(50,466)	(1,578,072)
Nidec Corp.	(43,500)	(1,649,447)
NV5 Global, Inc.	(11,887)	(1,156,367)
Oshkosh Corp.	(31,678)	(3,081,953)
Proto Labs, Inc.	(75,120)	(2,719,344)
Regal Rexnord Corp.	(22,973)	(2,752,165)
Stanley Black & Decker, Inc.	(36,779)	(3,343,211)
		(33,719,237)
Information Technology - (2.5)%
Amdocs Ltd.	(10,494)	(879,082)
Cognex Corp.	(73,622)	(2,775,549)
Entegris, Inc.	(35,909)	(3,748,900)
GCL Technology Holdings Ltd.	(10,247,000)	(1,363,127)
Jamf Holding Corp.	(176,921)	(2,913,889)
Palantir Technologies, Inc. - Class A	(256,535)	(5,143,527)
		(16,824,074)
Materials - (1.9)%
DSM-Firmenich AG	(20,983)	(1,982,749)
Ganfeng Lithium Group Co. Ltd. - Class H	(341,600)	(1,092,614)
Lynas Rare Earths Ltd.	(327,571)	(1,426,681)
Mitsui Chemicals, Inc.	(48,500)	(1,423,843)
MP Materials Corp.	(79,194)	(1,256,809)
Shin-Etsu Chemical Co. Ltd.	(23,600)	(831,892)
Siam Cement PCL	(94,100)	(767,997)
Sumitomo Chemical Co. Ltd.	(485,800)	(1,240,530)
Symrise AG	(18,259)	(2,055,249)
Umicore SA	(36,779)	(982,857)
		(13,061,221)
Real Estate - (1.8)%
Camden Property Trust	(10,005)	(903,051)
CBRE Group, Inc. - Class A	(24,591)	(1,941,705)
Digital Realty Trust, Inc.	(6,311)	(875,841)
Howard Hughes Holdings, Inc.	(12,786)	(939,899)
Mid-America Apartment Communities, Inc.	(9,868)	(1,228,369)
Nomura Real Estate Master Fund, Inc.	(969)	(1,109,885)
Sagax AB - Class B	(60,854)	(1,380,556)
Segro PLC	(153,988)	(1,583,496)
SL Green Realty Corp.	(40,718)	(1,489,057)
Unibail-Rodamco-Westfield	(13,531)	(862,153)
		(12,314,012)
Utilities - (0.5)%
Avangrid, Inc.	(99,708)	(3,077,986)
TOTAL COMMON STOCKS (PROCEEDS $(194,588,377))		(177,200,723)
RIGHTS – (0.0)%
Siam Cement PCL (a)	(12,054)	0
TOTAL RIGHTS (PROCEEDS $(0))		0

TOTAL SECURITIES SOLD SHORT (PROCEEDS $(194,588,377))		$(177,200,723)

Percentages are stated as a percent of net assets of $672,990,519.

(a)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by the Adviser, as valuation designee, under the oversight of The RBB  Fund, Inc.’s Board of Directors.
As of November 30, 2023, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
SCHEDULE OF OPTIONS WRITTEN
NOVEMBER 30, 2023 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN * - 0.0%*
CALL OPTIONS WRITTEN - 0.0%
AutoZone, Inc., Expires 12/15/2023 at $2,740.00	(5)	(1,304,965)	$(7,750)
Kroger Co., Expires 12/15/2023 at $47.00	(215)	(951,805)	(1,075)
Progressive Corp., Expires 12/15/2023 at $155.00	(149)	(2,444,047)	(137,825)
Ralph Lauren Corp., Expires 1/19/2024 at $130.00	(54)	(698,652)	(21,006)
RenaissanceRe Holdings Ltd., Expires 12/15/2023 at $220.00	(88)	(1,886,368)	(21,120)
Restaurant Brands International, Inc., Expires 12/15/2023 at $67.50	(119)	(845,852)	(46,410)
Restaurant Brands International, Inc., Expires 12/15/2023 at $70.00	(89)	(632,612)	(16,243)
Ross Stores, Inc., Expires 12/15/2023 at $130.00	(104)	(1,355,952)	(18,720)
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED: $287,462)			(270,149)

PUT OPTIONS WRITTEN - 0.0%
Floor & Decor Holdings, Inc., Expires 12/15/2023 at $75.00	(98)	(735,000)	(2,695)
TOTAL PUT OPTIONS WRITTEN (PREMIUMS RECEIVED: $25,355)			(2,695)
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $312,817)			(272,844)

*	Primary risk exposure is equity contracts.

Percentages are stated as a percent of net assets of $672,990,519.

Contracts For Difference held by the Fund at November 30, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	12/08/2025	4.32%	Termination	(50,944)	$ (3,522,990)	$ 59,917
Brazil
Localiza Rent a Car SA	Bank of America	10/19/2026	0.00	Termination	(102,900)	(1,251,429)	(162,177)
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	Bank of America	11/10/2026	0.00	Termination	(424,200)	(790,304)	7,315
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	Morgan Stanley	11/16/2026	5.33	Termination	(259,100)	(482,715)	(19,545)
						(2,524,448)	(174,407)
China
Shaanxi Coal Industry Co., Ltd., Class A	Goldman Sachs	09/14/2026	5.33	Termination	(362,900)	(991,360)	(87,758)
Shenzhen Dynanonic Co., Ltd., Class A	Morgan Stanley	10/20/2026	5.33	Termination	(72,800)	(659,507)	101,126
Shenzhen Goodix Technology, Class A	Morgan Stanley	08/03/2026	5.33	Termination	(123,600)	(1,260,804)	(342,070)
Tianqi Lithium Corp., Class A	Morgan Stanley	11/16/2026	5.33	Termination	(161,500)	(1,134,207)	75,204
						(4,045,878)	(253,498)
Germany
Deutsche Bank AG	Morgan Stanley	12/08/2025	3.99	Termination	(112,879)	(1,403,892)	(166,364)
Deutsche Bank AG	Goldman Sachs	10/06/2026	3.90	Termination	(11,528)	(143,375)	(19,349)
						(1,547,267)	(185,713)
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	12/08/2025	-0.02	Termination	(12,500)	(449,464)	203,949
South Korea
EcoPro BM Co., Ltd.	Morgan Stanley	10/20/2026	5.33	Termination	(8,612)	(1,829,003)	(258,140)
EcoPro Co., Ltd.	Bank of America	10/23/2026	5.33	Termination	(2,274)	(1,318,414)	8,558
EcoPro Co., Ltd.	Goldman Sachs	10/30/2026	5.33	Termination	(1,180)	(684,138)	(114,707)
Kakaobank Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(26,911)	(546,501)	23,925
Kakaobank Corp.	Bank of America	10/12/2026	0.00	Termination	(2,748)	(55,806)	(9,703)
Netmarble Corp.	Goldman Sachs	03/10/2026	5.33	Termination	(11,450)	(527,171)	(16,530)
Netmarble Corp.	Morgan Stanley	03/16/2026	5.33	Termination	(26,581)	(1,223,820)	(107,283)
Psoco Future M Co., Ltd.	Bank of America	10/23/2026	5.33	Termination	(8,781)	(2,208,607)	(284,332)
						(8,393,460)	(758,212)
Switzerland
Vat Group AG	Morgan Stanley	12/08/2025	1.70	Termination	(7,888)	(3,661,610)	(1,032,726)
Taiwan
Acer, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	(1,043,000)	(1,175,211)	(356,514)
Compal Electronics	Goldman Sachs	12/08/2025	5.33	Termination	(995,000)	(984,171)	(270,142)
Pan Jit International, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	(1,067,000)	(2,414,754)	(196,361)
SDI Corporation	Goldman Sachs	12/08/2025	5.33	Termination	(141,000)	(532,586)	(23,193)
Taiwan Cement	Goldman Sachs	12/12/2025	5.33	Termination	(729,000)	(815,575)	(29,453)
Taiwan Cement	Bank of America	10/20/2026	5.33	Termination	(538,000)	(601,892)	(62,035)
						(6,524,189)	(937,698)
United States
Bank of Hawaii Corp.	Goldman Sachs	03/02/2026	5.33	Termination	(13,994)	(812,632)	84,533
Bank of Hawaii Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(41,744)	(2,424,074)	816,095
BlackLine, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(25,391)	(1,468,869)	115,783
Ceridian HCM Holding, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(12,095)	(833,346)	(74,384)
Commerce Bancshares, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(53,765)	(2,718,896)	925,833
Commerce Bancshares, Inc.	Goldman Sachs	10/06/2026	5.33	Termination	(5,491)	(277,680)	(25,041)
Community Bank System, Inc	Morgan Stanley	12/08/2025	5.33	Termination	(59,128)	(2,622,918)	1,063,713
Community Bank System, Inc	Goldman Sachs	10/06/2026	5.33	Termination	(6,038)	(267,846)	(14,686)
Credit Acceptance Corp.	Goldman Sachs	03/02/2026	5.33	Termination	(1,225)	(559,825)	(22,316)
Credit Acceptance Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(3,653)	(1,669,421)	2,740
Cullen/Frost Bankers, Inc.	Goldman Sachs	04/06/2026	5.33	Termination	(4,664)	(458,425)	17,097
Cullen/Frost Bankers, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(10,428)	(1,024,968)	417,224
CVB Financial Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(26,525)	(474,267)	257,027
CVB Financial Corp.	Goldman Sachs	10/06/2026	5.33	Termination	(2,709)	(48,437)	(6,496)
Definitive Healthcare Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(61,023)	(503,440)	207,478
Figs, Inc., Class A	Morgan Stanley	12/08/2025	5.33	Termination	(95,152)	(690,804)	32,352
First Financial Bankshares, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(82,962)	(2,177,753)	772,376
First Financial Bankshares, Inc.	Goldman Sachs	03/02/2026	5.33	Termination	(48,568)	(1,274,910)	246,815
Floor & Decor Holdings, Inc., Class A	Goldman Sachs	04/13/2026	5.33	Termination	(2,711)	(248,626)	17,051
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	12/08/2025	5.33	Termination	(21,940)	(2,012,117)	(431,560)
Glacier Bancorp, Inc.	Goldman Sachs	03/02/2026	5.33	Termination	(40,747)	(1,370,322)	96,698
Glacier Bancorp, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(61,131)	(2,055,836)	1,295,977
Kinsale Capital Group, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(2,228)	(780,023)	(132,633)
Kinsale Capital Group, Inc.	Goldman Sachs	09/21/2026	5.33	Termination	(349)	(122,185)	23,252
Lowe's Cos., Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(8,644)	(1,718,687)	26,624
Moody's Corp.	Goldman Sachs	03/02/2026	5.33	Termination	(1,941)	(708,387)	(144,980)
Myriad Genetics, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(31,441)	(600,209)	13,205
National Beverage Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(40,199)	(1,911,060)	89,644
National Beverage Corp.	Goldman Sachs	12/15/2025	5.33	Termination	(2,534)	(120,466)	7,784
Novanta, Inc.	Goldman Sachs	08/31/2026	5.33	Termination	(10,605)	(1,531,786)	(68,566)
Novanta, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(9,129)	(1,318,593)	42,176
RLI Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(22,213)	(3,012,083)	(163,266)
WD-40 Co.	Morgan Stanley	12/08/2025	5.33	Termination	(12,335)	(2,983,590)	(919,204)
WD-40 Co.	Goldman Sachs	12/15/2025	5.33	Termination	(667)	(161,334)	(50,069)
Wolfspeed, Inc.	Goldman Sachs	08/31/2026	5.33	Termination	(37,684)	(1,389,032)	147,432
Wolfspeed, Inc.	Morgan Stanley	12/08/2025	5.33	Termination	(17,201)	(634,029)	755,296
						(42,986,876)	5,421,004
Total Short						(73,656,182)	2,342,616
Net unrealized gain/(loss) on Contracts For Difference							$ 2,342,616

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$665,028,598	$602,914,493	$62,114,105	$–
Warrants	8,325	–	8,325	–
Total Equity Securities	665,036,923	602,914,493	62,122,430	–
Corporate Bonds
Corporate Bonds	773,251	–	773,251	–
Total Corporate Bonds	773,251	–	773,251	–
Derivative Investments
Swap	7,954,199	7,954,199	–	–
Total Derivative Investments	7,954,199	7,954,199	–	–

Short-Term Investments
Money Market Deposit Accounts	155	155	–	–
Money Market Funds	288,981	288,981	–	–
Total Short-Term Investments	289,136	289,136	–	–
Total Assets*	$674,053,509	$611,157,828	$62,895,681	$–

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Equities
Common Stocks	$(177,200,723)	$(129,238,598)	$(47,962,125)	$–
Rights	–	–	–	–	^
Total Equity Securities	(177,200,723)	(129,238,598)	(47,962,125)	–
Derivative Investments
Option	(272,844)	(186,376)	(86,468)	–
Swap	(5,611,583)	(5,611,583)	–	–
Total Derivative Investments	(5,884,427)	(5,797,959)	(86,468)	–
Total Liabilities*	$(183,085,150)	$(135,036,557)	$(48,048,593)	$–

* Please refer to Portfolio of Investments for further details.
^ Value equals 0 as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.